DEBT - Additional Information (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 04, 2021	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 20, 2020	May 18, 2018
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 11,000,000
Face amount of debt				$ 5,000,000			3,500,000
Warrants to purchase shares of common stock					1,102,752						12,500
Price per warrant											$ 3.04
Letter of credit outstanding					$ 2,571,667		2,571,667	$ 2,671,667	$ 2,775,742
Repayments of term loan	$ 5,000,000		$ 5,000,000	$ 3,500,000	7,702,723	$ 7,520,000	7,520,000	980,000	0
Proceeds from Issuance of Debt		$ 2,367,500	5,132,500		43,800,226	$ 12,500,000	12,500,000	0	$ 0
Total term debt		$ 7,500,000	$ 7,500,000		$ 43,190,312		$ 7,500,000	$ 2,520,000
Percentage of value of net billed accounts receivable							60.00%
Minimum
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 4,000,000
Liquidity ratio							1.00
Maximum
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 4,000,000			$ 11,000,000
Liquidity ratio							1.25
Prime rate
Debt Instrument [Line Items]
Spread on variable rate							3.25%	3.25%	2.00%